SHAREHOLDERS' EQUITY (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Apr. 30, 2025 CNY (¥) shares	Apr. 30, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (in shares)	726,500,000	726,500,000	726,500,000	726,500,000	726,500,000	726,500,000
Net proceeds amounted	¥ 4,533,333	$ 648,258	¥ 4,533,333	$ 648,258	¥ 4,533,333	$ 648,258	¥ 4,533,333